Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 2,460,104	$ 1,379,988
Production costs	(587,306)	(281,034)
Royalty expense	(85,485)	(36,432)
Depletion and depreciation	(383,052)	(168,921)
Earnings from mine operations	1,404,261	893,601
Expenses
General and administrative	(60,490)	(45,365)
Transaction costs	(33,131)	(1,236)
Exploration	(14,415)	(33,469)
Care and maintenance	(33,004)	(1,191)
Rehabilitation costs	(33,730)	0
Earnings from operations	1,229,491	812,340
Other loss, net	(72,489)	(18,817)
Finance items
Finance income	3,543	6,941
Finance costs	(7,836)	(2,282)
Earnings before income taxes	1,152,709	798,182
Current income tax expense	(276,945)	(189,572)
Deferred income tax expense	(88,059)	(48,530)
Net earnings	787,705	560,080
Other comprehensive income (loss)
Exchange differences on translation of foreign operations	236,360	43,139
Changes in fair value of investments in equity securities, net of tax	(15,222)	59,343
Total other comprehensive income (loss)	221,138	102,482
Comprehensive income	$ 1,008,843	$ 662,562
Basic earnings per share (in dollars per share)	$ 2.91	$ 2.67
Diluted earnings per share (in dollars per share)	$ 2.91	$ 2.65
Weighted average number of common shares outstanding (in 000's)
Basic (in shares)	270,401	210,142
Diluted (in shares)	271,355	211,645